SECURITIES PURCHASE AGREEMENT	6 Months Ended
Jun. 30, 2021
Securities Purchase Agreement
SECURITIES PURCHASE AGREEMENT

8. SECURITIES PURCHASE AGREEMENT

On January 27, 2021, the Company entered into a securities purchase agreement with an investor to sell through a private placement an aggregate of 52,000,000 shares of common stock and separate pre-funded warrants to purchase up to 31,333,334 shares of common stock, plus warrants to purchase up to 83,333,334 at an exercise price of $0.06 per share. In addition, the combined purchase price of $0.06 per one (1) share of common stock and associated warrant had a purchase price of $0.0599 per one (1) pre-funded and associated warrant for aggregate gross proceeds of $4,996,866 (5,000,0000 assuming full exercise of the pre-funded warrants) for gross proceeds to the Company of approximately $5,000,000. After closing cost the Company received net funds of $4,406,217, plus pre-funded proceeds of $3,133 for total cash received of $4,409,350.

In connection with the closing, the Company issued an additional 6,250,000 shares of warrants to purchase common stock with an exercise price of $0.075 and a termination date of July 27, 2026.

On April 4, 2021, the Company entered into a securities purchase agreement with an investor to sell through a direct registered offering an aggregate of 65,000,000 shares of common stock and separate pre-funded warrants to purchase up to 60,000,000 shares of common stock, plus warrants to purchase up to 125,000,000 at an exercise price of $0.04 per shares. In addition, the combined purchase price of $0.04 per one (1) share of common stock and associated warrant had a purchase price of $0.0399 per one (1) pre-funded and associated warrant for aggregate gross proceeds of $4,994,000 (5,000,0000 assuming full exercise of the pre-funded warrants) for gross proceeds to the Company of approximately $5,000,000. After closing cost, the Company received net funds of $4,369,350, plus pre-funded proceeds of $3,000 for total cash received of $4,372,350. As of June 30, 2021, there remains 30,000,000 pre-funded warrants to be purchased.

In connection with the closing, the Company issued an additional 9,375,000 shares of warrants to purchase common stock with an exercise price of $0.05 and a termination date of April 4, 2026.

	6/30/2021
	Number of Warrants	Weighted average exercise price
Outstanding as of the beginning of the periods	-	-
Issued	315,291,668	$0.048
Purchased	61,333,334	-
Expired	-	-
Outstanding as of the end of the periods	253,958,334	$0.048
Exercisable as of the end of the periods	253,958,334	$0.048

NEWHYDROGEN, INC.

(FORMERLY BIOSOLAR, INC.)

NOTES TO CONDENSED FINANCIAL STATEMENTS – UNAUDITED

FOR THE SIX MONTHS ENDED JUNE 30, 2021 AND 2020

The weighted average remaining contractual life of the warrants outstanding as of June 30, 2021 was as follows:

6/30/2021
Exercisable Price	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0001	30,000,000	30,000,000	4.77
$0.04	125,000,000	125,000,000	4.77
$0.05	9,375,000	9,375,000	4.76
$0.06	83,333,334	83,333,334	5.08
$0.075	6,250,000	6,250,000	5.08
	253,958,334	253,958,334